STOCKHOLDERS' DEFICIT (Preferred Stock) (Details) - $ / shares	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001